Annual Total Returns [BarChart] - BlackRock S&P 500 Index V.I. Fund - Class I Shares	May 01, 2021
Bar Chart Table:
Annual Return 2011	1.70%
Annual Return 2012	15.60%
Annual Return 2013	31.87%
Annual Return 2014	13.30%
Annual Return 2015	1.05%
Annual Return 2016	11.60%
Annual Return 2017	21.50%
Annual Return 2018	(4.61%)
Annual Return 2019	31.34%
Annual Return 2020	18.24%